ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 23, 2020	Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346
VIA EDGAR	adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Premium Money Market Trust (File Nos. 33-28844 and 811-5812) (filing relates to Western Asset Premium U.S. Treasury Reserves (the “Fund”))

Ladies and Gentlemen:

We are counsel to the Fund, which is filing pursuant to Rule 497 under the Securities Act of 1933, as amended, an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed and dated September 16, 2020 for the Fund.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann